Note 2 - Business Combinations - Pro Forma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Net sales	$ 566,942	$ 535,895
Earnings from operations	$ 20,793	$ 17,862